Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 603
Year 2	731
Year 3	700
Year 4	750
Year 5	500
During 5 years	3,284
Years 6-10	2,625
Thereafter	7,745
Total	13,654
Interest Payments	$ 8,431
Weighted-Average Interest Rate (as a percent)	3.80%
Year 1 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 507
Weighted-Average Interest Rate (as a percent)	3.20%
Year 2 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 491
Weighted-Average Interest Rate (as a percent)	1.70%
Year 3 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 476
Weighted-Average Interest Rate (as a percent)	2.50%
Year 4 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 458
Weighted-Average Interest Rate (as a percent)	2.30%
Year 5 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 443
Weighted-Average Interest Rate (as a percent)	2.80%
5 Years, Total [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 2,375
Weighted-Average Interest Rate (as a percent)	2.50%
Years 6-10 [Member ]
Long-Term Debt Principal Repayments
Interest Payments	$ 2,052
Weighted-Average Interest Rate (as a percent)	3.00%
Thereafter [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 4,004
Weighted-Average Interest Rate (as a percent)	4.60%